Changes in Accumulated Other Comprehensive Income (AOCI) by Component (Tables)	12 Months Ended
Dec. 31, 2017
Changes In Accumulated Other Comprehensive Income Aoci By Component [Abstract]
Schedule of reclassified from AOCI and the affected line items in the statements of income
	Amounts Reclassified from AOCI		Affected Line Item in the
	2017	2016	Statements of Income

Realized gains on available-for-sale securities	$328,845	$399,599	Realized gain on sale of securities
			Total reclassified amount before tax
	(111,807)	(135,864))	Tax expense

	$217,038	$263,735	Net reclassified amount